Hughes Value Fund
                                                  Schedule of Investments
                                                  June 30, 1999
 Shares/Principal Amount                            Market Value   % of Assets

Aircraft
62      Allied Signal                                  3,906        2.35%

Chemicals
54      Dupont E.I. Denemours & Co.                    3,689        2.22%

Cigarettes
106     Philip Morris Companies Inc.                   4,260        2.57%

Construction Machinery and Equipment
66      Caterpillar Inc.                               3,960        2.38%

Department Stores
130     Wal-Mart Stores Inc.                           6,273        3.78%

Eating and Drinking Places
100     Mcdonalds Corp                                 4,113        2.48%

Electric Housewares and Fans
54      General Electric Co.                           6,102        3.67%

Electronic Computers
50      Hewlett-Packard Co.                            5,025
36      Intl Business Machines Inc.                    4,653
                                                       9,678        5.83%
Elevators and Moving Stairways
56      United Technologies                            4,032        2.43%

Federal and Federally Sponsored Credit Agencies
56      Fedl National Mortgage Assoc.                  3,822        2.30%

Fire, Marine, and Casualty Insurance
147     Citicorp                                       6,982        4.20%

Medical, Dental, and Hospital Equipment and Supplies
42      Johnson & Johnson                              4,116        2.48%

Motion Picture and Video Tape Production
132     Disney (Walt) Co.                              4,067        2.45%

Motor Vehicles and Passenger Car Bodies
62      Ford Motor Co.                                 3,499        2.11%

Nondeposit Trust Facilities
30      Morgan (J.P) & Co. Inc.                        4,215        2.54%

Office Machines, Nec
42      Minnesota Mining & Manuf. Co.                  3,651        2.20%


                       *Non-income producing securities.
    The accompanying notes are an integral part of the financial statements.

 Hughes Value Fund
                                                  Schedule of Investments
                                                  June 30, 1999
 Shares/Principal Amount                            Market Value   % of Assets
Perfumes, Cosmetics, and Other Toilet Preparations
44      Procter & Gamble Co.                           3,877        2.33%

Personal Credit Institutions
30      American Express Co.                           3,904        2.35%

Petroleum Refining
42      Chevron Corp.                                  3,993
48      Exxon Corp.                                    3,702
                                                       7,695        4.63%
Pharmaceutical Preparations
56      Merck & Co. Inc.                               4,122        2.48%

Photographic Equipment and Supplies
50      Eastman Kodak Co.                              3,387        2.04%

Telephone Communications, Except Radiotelephone
68      American Telephone & Telegraph                 3,783        2.28%

Tires and Inner Tubes
60      Goodyear Tire & Rubber                         3,529        2.12%

 Cash Equivalents
30,000        Treasury Bill O% 08-26-99               29,695
20,000        Treasury Bill O% 09-30-99               19,795
                                                      49,490       29.80%

        Total Investments (Cost - $149,674 )         156,152       94.03%

        Other Assets Less Liabilities                  9,920        5.97%
        Net Assets - Equivalent                      166,072      100.00%

                       *Non-income producing securities.
    The accompanying notes are an integral part of the financial statements.

 Hughes Market Neutral Fund
                                                  Schedule of Investments
                                                  June 30, 1999
 Shares/Principal Amount                            Market Value   % of Assets

 Cash Equivalents
 80,000 Treasury Bill O% 07-08-99                        79,924       80.20%

        Total Investments (Cost - $79,924)               79,924       80.20%

        Other Assets Less Liabilities                    19,728       19.80%

        Net Assets - Equivalent                          99,652       100.00%

                       *Non-income producing securities.
    The accompanying notes are an integral part of the financial statements.

Statement of Assets & Liabilities
Hughes Value & Hughes Market Neutral Funds                      June 30, 1999

                                                          Hughes   Hughes Market
                                                          Value       Neutral
                                                          Fund         Fund
Assets:
     Investment Securities at Market Value               156,152       79,924
       (Identified Costs - $149,674 and $79,924)
     Cash                                                  9,776       19,555
     Receivables:
       Receivable for investment securities sold               -            -
       Dividends and interest receivable                     144          173
Total Assets                                             166,072       99,652

Liabilities:
     Payable for investment purchased                          -            -
     Accrued Expenses                                          -            -
Total Liabilities                                              -            -
Net Assets                                               166,072       99,652

Net Assets Consist Of:
     Capital Paid In                                     145,552       121,315
     Undistributed Net Investment Income                     864         1,098
     Accumulated Realized Gain (Loss) on
          Investments - Net                               13,178       (22,761)
     Unrealized Appreciation in Value
          of Investments Based on Identified Cost - Net    6,478             -
Net Assets                                               166,072        99,652

Shares of capital stock                                   13,777        10,502

Net asset value per share                                 $12.05         $9.49
Ordering price per share                                  $12.05         $9.49



    The accompanying notes are an integral part of the financial statements.

Statement of Operations
Hughes Value & Hughes Market Neutral Funds                      June 30, 1999

                                                          Hughes  Hughes Market
                                                           Value     Neutral
                                                           Fund       Fund
Investment Income:
  Dividend income                                           $1,126        816
  Interest income                                              290        282
Total Income                                                 1,416      1,098

Expenses:
  Management Fees (Note 3)                                     647        452
  Administrations Fee (Note 3)                                 647        452
  Total Expenses                                             1,294        904
  Reimbursed Fees                                           (1,294)      (904)
Total Expenses after Reimbursements                              -          -

Net Investment Income (Loss)                                 1,416      1,098

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments                         13,178    (22,761)
Unrealized Gain (Loss) from Appreciation (Depreciation)
      on Investments                                         6,478          -
Net Realized and Unrealized Gain (Loss) on Investments      19,656    (22,761)

Net Increase (Decrease) in Net Assets from Operations      $21,072    (21,663)

    The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Hughes Value & Hughes Market Neutral Funds              June 30, 1999

                                                          Hughes  Hughes Market
                                                           Value     Neutral
                                                           Fund       Fund
                                                         07/29/98      03/29/99
                                                            to            to
                                                         06/30/99      06/30/99
From Operations:
     Net Investment Income                                  1,416         1,098
     Net Realized Gain (Loss) on Investments               13,178       (22,761)
     Net Unrealized Appreciation (Depreciation)             6,478             -
Increase (Decrease) in Net Assets from Operations          21,072       (21,663)

Distributions to shareholders:
     Net Investment Income                                   (552)            -
     Net Realized Gain (Loss) from Security Transactions        -             -
Change in net assets from distributions                      (552)            -

From Capital Share Transactions:
     Proceeds from sale of shares                          45,000       400,000
     Dividend reinvestment                                    552             -
     Cost of shares redeemed                                    -      (278,685)
Change in net assets from capital transactions             45,552       121,315
Change in net assets                                       66,072        99,652

Net Assets:
     Beginning of period                                  100,000             -
     End of period                                        166,072        99,652

Share Transactions:
     Issued                                                 3,730        40,000
     Reinvested                                                47             -
     Redeemed                                                   -       (29,498)
Net increase (decrease) in shares                           3,777        10,502
Shares outstanding beginning of period                     10,000             -
Shares outstanding end of period                           13,777        10,502


    The accompanying notes are an integral part of the financial statements.

Financial Highlights
Hughes Value & Hughes Market Neutral Funds
Selected data for a share of capital stock outstanding throughout the period indicated

                                                          Hughes  Hughes Market
                                                           Value     Neutral
                                                           Fund       Fund
                                                          07/29/98   03/29/99
                                                             to          to
                                                          06/30/99   06/30/99
Net Asset Value -
     Beginning of Period                                    10.00      10.00
Net Investment Income                                        0.14      (0.03)
Net Gains or Losses on Securities
     (realized and unrealized)                               1.97      (0.48)
Total from Investment Operations                             2.11      (0.51)
Distributions
     Net investment income                                      -          -
     Capital gains                                          (0.06)         -
     Return of capital                                          -          -
          Total Distributions                               (0.06)         -
Net Asset Value -
     End of Period                                         $12.05      $9.49

Total Return                                                21.07%     -5.10%

Ratios/Supplemental Data:
Net Assets at end of period (thousands)                       166        100
Before reimbursements
   Ratio of Expenses to Average Net Assets *                 1.00%      1.00%
   Ratio of Net Income to Average Net Assets *               0.09%      0.21%
After reimbursements
   Ratio of Expenses to Average Net Assets *                 0.00%      0.00%
   Ratio of Net Income to Average Net Assets *               1.09%      1.22%
Portfolio Turnover Rate 314.25% 182.06%

* Annualized

    The accompanying notes are an integral part of the financial statemnts.

                               HUGHES FUNDS, INC.
                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES
                               AS OF JUNE 30, 1999



1. DESCRIPTION. Hughes Funds, Inc. (the "Fund") was organized under the laws of the State of Maryland on December 15, 1997 under the Investment Act of 1940, as amended, as an open end, management investment company and currently consists of two separate investment portfolios (collectively the "Portfolios"): the Hughes Funds Value Fund (the "Value Fund") and the Hughes Market Neutral Fund (the "Market Neutral Fund"). The Value Fund is a diversified mutual fund whose primary investment objective is growth of capital by investing primarily in the securities of companies whose stock is traded on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("ASE") and the NASDAQ over-the- counter market. The Market Neutral Fund is a non-diversified mutual fund whose primary investment objective is growth of capital.

     On June 15, 1999, the Board approved the registration of four additional series of the Fund, such series to be called Hughes Growth Fund, Hughes Technology Fund, Hughes Health Care Fund, and Hughes Financial Services Fund.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Fund:

     a.Portfolio valuation. The net asset value per share of the Portfolios is calculated as of the closing bid price. Securities listed on an exchange are valued at the last price prior to the time valuation is made. If there has been no sale since the immediate previous security is primarily traded. Over-the counter securities are valued on the basis of the quoted bid price. Assets for which market quotations are not readily available are valued in accordance with procedures established by the Fund's Board of Directors, including use of an independent pricing service.

     b.Securities Transactions and Investment Income. Securities transactions are recorded on a trade basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and accretion of discount, is accrued daily.

                               HUGHES FUNDS, INC.
                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES


     c.Federal Income Tax. It is the policy of each of the Portfolios to continue to qualify as a "regulated investment company' under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Portfolios will not be subject to Federal income taxes to the extent they distribute the majority of their taxable income for the fiscal year. The Portfolios also intend to meet the distribution requirements to avoid the payment of an excise tax.

       The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

     d.Determination of Net Assets Value and Calculation of Expenses. Expenses directly attributed to a Portfolio are charged to that Portfolio. Other expenses are allocated proportionately among each Portfolio within the Fund in relation to the net assets of each Portfolio.

     e.Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes in net assets resulting from operations when financial statements are prepared. Actual results could differ from these amounts.

3. INVESTMENT ADVISORY, ADMINISTRATIVE AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Hughes Investment Advisors L.L.C. (the "Advisor"), with whom an officer and director of Hughes Funds, Inc. is affiliated. The Investment Advisory Agreement provides for the Advisor to provide investment advice and portfolio management services to the Fund. The agreement

    Under the terms of the agreement, the fund will pay the Advisor on the last day of each month a fee at an annual rate equal to 0.50% of average net asset of the Portfolios.

     Under the investment advisory agreement, if the Fund's total annual expenses, excluding taxes interest and extraordinary litigation expenses, during any fiscal year, exceeds 1.25% of its average daily net asset value, the Advisor will reimburse the Fund for the amount of such excess.

                               HUGHES FUNDS, INC.
                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES


     The Fund has entered into an operating services agreement (the "Operating Services Agreement") with Hughes Investment Advisors LLC (the "Manager"), with whom an officer and director of Hughes Funds, Inc. is affiliated. The Operating Services Agreement provides for the Manager to supervise all aspects of the Fund's operations. The agreement has an initial term which expire March 31, 2001, and from year to year thereafter upon approval.

    Under the terms of the agreement, the fund will pay the Advisor on the last day of each month a fee at an annual rate equal to 0.50% of average net asset of the Portfolios.



    For the period ending June 30, 1999, the Advisor and Manager have reimbursed the Fund for their services. In addition, Hughes Investment Advisors L.L.C. has incurred expense of $ 8,433 in the managing of the Fund.


4. SECURITIES TRANSACTIONS. For Federal Income tax purposes, the cost of investments owned at June 30, 1999 was the same as identified cost. At June 30, 1999, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

                                  Hughes Value Fund        Hughes Market
                                                           Neutral Fund
     Appreciation                       10,120                   -
     (Depreciation)                     (3,642)                  -
                                       -------                 ---
     Net Appreciation (Depreciation)     6,478                   -
                                       =======                 ===

     Purchase and Sale Transactions. The table below displays information describing purchases and sales of investment securities, both U.S. Government obligations and non U.S. Government obligations made during the six months ending June 30, 1999.

                                                                  HughesMarket
     Type of obligation                 Hughes Value Fund         Neutral Fund
     Purchase on non U.S. Government         530,034                 578,734
     Sale of non U.S. Government             444,541                 546,363
     Purchase of U.S. Government              49,481                  79,168
     Sale of U.S. Government                       -                       -

5. CAPITAL SHARES TRANSACTIONS. The Fund is authorized to issue Five Hundred Million (500,000,000) shares with a par value of One Hundredth of a Cent ($0.0001).

                               HUGHES FUNDS, INC.
                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES


5.   CAPITAL SHARES TRANSACTIONS (continued)

     As of June 30, 1999, two shareholders held 100% of the outstanding shares of the Value Fund and Market Neutral Fund.

     On February 23, 1999, the Board authorized and established two additional classes of shares. Class A shares to be sold at public offering price, calculated at net asset value plus an applicable front-end sales charge and Class C shares, sold at net asset value with a conforming Rule 12b-1 servicing fee.

     As of June 30, 1999 there were class A or class C shares outstanding.

                        REPORT OF INDEPENDENT ACCOUNTANT

To the Shareholders and Board of
Directors of Hughes Funds, Inc.


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of the Hughes Value Fund and Hughes Market Neutral Fund of the Hughes Funds, Inc. as of June 30, 1999, the related statements of operations and changes in net assets and financial highlights for the period from July 29, 1998 and March 29, 1999 (commencement of operations) to June 30, 1999 in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of cash and securities owned as of June 30, 1999, by corresponding with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising the Hughes Funds, Inc. as of June 30, 1999, the results of their operations, the changes in net assets, and financial highlights for the period from July 29, 1998 and March 29, 1999 (commencement of operations) to June 30, 1999 in the period then ended, in conformity with generally accepted accounting principles.


DeAngelis & Higgins, L.L.C.

39 North Main Street
Cranbury, New Jersey
August 27, 1999